Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Cash flows from operating activities
Net income (loss)		$ 207,722	$ 1,037,980	$ (87,180)
Adjustments to reconcile net income to net cash provided by operating activities
Amortization of right-of-use assets	[1]	19,561	6,741
Allowance for expected credit loss		208,974
Equity in earnings of equity method investee		(199,309)
Realized gain on trading securities		(2,332)
Unrealized gain on trading securities		(35)
Deferred income tax, net		(35,269)
Changes in operating assets and liabilities:
Account receivables		179,626	(408,600)
Prepayment and other current assets, net			(9,487)
Contract liabilities		(13,743)	(90,667)	104,410
Accrued expenses and other current liabilities		(20,647)	68,530	71,314
Lease liabilities		(19,488)	(8,600)
Income taxes payables		(51,788)	109,968
Net cash provided by operating activities		273,272	705,865	88,544
Cash flows from investing activities
Investment in equity method investee		(400)
Purchase of trading securities		(429,998)
Disposal of trading securities		330,000
Cash disposed upon disposal of a subsidiary, net of cash proceeds received		(125,718)
Net cash generated from/(used in) investing activities		(226,116)
Cash flows from financing activities
Dividend paid		(300,000)	(580,000)
Advance from a related party		142,893	9,805	162,180
Payments of offering costs related to IPO		(201,437)
Net cash (used in) provided by financing activities		(358,544)	(570,195)	162,180
NET INCREASE IN CASH AND CASH EQUIVALENTS		(311,388)	135,670	250,724
Effect of foreign exchange rate changes				220
Cash and cash equivalents at beginning of year		386,614	250,944
Cash and cash equivalents at end of year		75,226	386,614	250,944
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest			16
NON-CASH TRANSACTION:
Lease liabilities arising from obtaining right-of-use assets		30,338	53,925
Disposal of a subsidiary in exchange for consideration receivable		$ 256,410

[1]	The right of use assets was amortized over the lease term, i.e. 2 years.